UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4395

                            SMITH BARNEY MUNI FUNDS
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                             Robert I. Frenkel, Esq.
                        Smith Barney Fund Management LLC
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 451-2010

                       Date of fiscal year end: MARCH 31
                  Date of reporting period: SEPTEMBER 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The SEMI-ANNUAL Report to Stockholders is filed herewith.




                                  SMITH BARNEY

                                   MUNI FUNDS

                                FLORIDA PORTFOLIO

            CLASSIC SERIES | SEMI-ANNUAL REPORT | SEPTEMBER 30, 2003

                         Logo: Smith Barney Mutual Funds
                 Your Serious Money. Professionally Managed.(R)


 Your Serious Money. Professionally Managed.(R) is a registered service mark of
                          Citigroup Global Markets Inc.

             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE

                                  WHAT'S INSIDE

LETTER FROM THE CHAIRMAN .................................................   1

SCHEDULE OF INVESTMENTS ..................................................   4

STATEMENT OF ASSETS AND LIABILITIES ......................................  13

STATEMENT OF OPERATIONS ..................................................  14

STATEMENTS OF CHANGES IN NET ASSETS ......................................  15

NOTES TO FINANCIAL STATEMENTS ............................................  16

FINANCIAL HIGHLIGHTS .....................................................  23

                            LETTER FROM THE CHAIRMAN

Photo of: R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

DEAR SHAREHOLDER,

In an effort to jump-start a weak economy, the Federal Reserve reduced short-term interest rates again in late June, driving the federal funds rate(i) to just 1%, its lowest level since the Eisenhower Administration. During this declining-rate environment, yields on fixed-income securities continued to drop. Meanwhile, many states, including Florida, have been grappling with budget deficits brought on by the faltering economy, layoffs and declining incomes -- all leading to lower tax revenues. Shortly after the Fed eased rates in June, the fixed-income markets experienced a sharp reversal over the summer as signs emerged that economic growth was more robust than previously thought. Interest rates moved up sharply as a result. If rates were to continue rising, that would also lead to higher levels of income from fixed-income securities. However, rising rates would also lead to declining prices on outstanding bonds because prices move in the opposite direction of interest rates.

In this environment, the fund performed as follows:

SMITH BARNEY MUNI FUNDS: FLORIDA PORTFOLIO'S PERFORMANCE

For the six months ended September 30, 2003, Class A shares of the fund, without sales charges, returned 1.95%.(1) This compared with a return of 2.66% for the broad based, unmanaged Lehman Brothers Municipal Bond Index, and an average of 1.98% for the fund's Lipper peer group of Florida municipal debt funds, over the same period.(2)

(1) Performance for the fund's other share classes can be found in the Financial Highlights section in this report. Performance for other share classes may vary.

(2) Lipper is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended September 30, 2003, calculated among 62 funds in the Lipper Florida municipal debt funds category with reinvestment of dividends and capital gains excluding sales charges.

               1 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

At times of uncertainty such as these, it is more important than ever to develop and stick with a long-range plan. In addition to their income-producing capabilities, bonds can be effective means of diversification in an overall investment portfolio. And municipal securities can provide income free from federal, and sometimes state and local, income taxes. Certain investors will be subject to the federal Alternative Minimum Tax and state and local income taxes will apply. Capital gains, if any, are fully taxable. Consult your personal tax adviser for more details. Please work closely with your financial adviser to determine your proper allocation to fixed-income securities based on your risk/reward profile and to explore the role they can play in achieving your long-term financial goals.

As always, thank you for your entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken, CFA

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

October 9, 2003

The information provided in this letter by the Investment Adviser is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of September 30, 2003 and are subject to change. Please refer to pages 4 through 10 for a list and percentage breakdown of the fund's holdings.

(i) The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

               2 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

                              PERFORMANCE SNAPSHOT
                            AS OF SEPTEMBER 30, 2003
                          (NOT INCLUDING SALES CHARGES)

                                                             6 MONTHS

     Class A Shares                                            1.95%

     Lehman Brothers Municipal Bond Index                      2.66%

     Average of Lipper Florida municipal debt funds            1.98%

   Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. All figures represent past performance and are not a guarantee of future results. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost.

   The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. Please note that an investor cannot invest directly in an index.

   Lipper is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended September 30, 2003, calculated among 62 funds in the Lipper Florida municipal debt funds category with reinvestment of dividends and capital gains excluding sales charges.

   Certain investors may be subject to the federal Alternative Minimum Tax and state and local income taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

               3 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 2003
   FACE
  AMOUNT    RATING(a)                  SECURITY                                                     VALUE
=========================================================================================================
COGENERATION FACILITIES -- 0.7%
$1,500,000  BBB-    Martin County IDA, Indiantown, (Cogeneration Project),
                     7.875% due 12/15/25 (b)                                                  $ 1,554,180
---------------------------------------------------------------------------------------------------------
EDUCATION -- 11.1%

 3,000,000   NR     Capital Projects Finance Authority, Student Housing Revenue,
                     Cafra Capital Corp., Capital Projects Loan Program,
                     Series A, 7.850% due 8/15/31                                               3,022,050
 1,895,000   Aaa*   Collier County School Board, COP, FSA-Insured,
                     5.375% due 2/15/20 (c)                                                     2,057,572
 4,260,000   AAA    Florida State Board of Education, Cap Outlay, Public Education,
                      Series B, FGIC-Insured, 5.000% due 7/1/15 (c)                             4,528,124
                    Florida State Board of Education, Lottery Revenue:
 4,000,000   AAA      Series B, 5.250% due 7/1/15 (c)                                           4,429,800
 5,000,000   AAA      Series C, 5.000% due 7/1/16 (c)                                           5,373,850
 2,790,000   A      Virgin Islands University Refunding & Improvement, Series A,
                     ACA-Insured, 6.250% due 12/1/29                                            3,030,972
                    Volusia County Educational Facilities Authority Revenue,
                     Embry-Riddle Aeronautical University:
   150,000   AAA      6.500% due 10/15/15                                                         151,778
 2,875,000   Baa3*    Series A, 6.125% due 10/15/16                                             3,089,418
---------------------------------------------------------------------------------------------------------
                                                                                               25,683,564
---------------------------------------------------------------------------------------------------------
FINANCE -- 1.9%
 1,200,000   BBB+   Puerto Rico Housing Bank & Finance Agency, 7.500% due 12/1/06               1,317,324
                    Virgin Islands Public Finance Authority Revenue:
 2,000,000   A        Series A, ACA-Insured, 5.500% due 10/1/18                                 2,147,240
 1,000,000   NR       Series E, 5.750% due 10/1/13                                              1,020,740
---------------------------------------------------------------------------------------------------------
                                                                                                4,485,304
---------------------------------------------------------------------------------------------------------
GENERAL OBLIGATION -- 2.7%
 3,220,000   AA+    Florida State Board of Education GO, Public Education,
                      Series C, 5.250% due 6/1/19 (c)                                           3,510,154
 2,000,000   AAA    Puerto Rico Commonwealth GO, XLCA-Insured, 9.032% due 7/1/17                2,638,600
---------------------------------------------------------------------------------------------------------
                                                                                                6,148,754
---------------------------------------------------------------------------------------------------------
GOVERNMENT FACILITIES -- 1.4%
   750,000   AAA    Florida State Department of Corrections, COP, Okeechobee
                      Correctional, AMBAC-Insured, 6.250% due 3/1/15                              812,565
 1,810,000   AAA    Lee County Justice Center Complex Inc., Improvement Revenue,
                      Series A, MBIA-Insured, 11.125% due 1/1/11 (d)(e)                         2,413,943
---------------------------------------------------------------------------------------------------------
                                                                                                3,226,508
---------------------------------------------------------------------------------------------------------
HOSPITAL -- 25.8%
 1,275,000   Aaa*   Bay County Hospital Revenue, (Bay Medical Center Project),
                      (Call 10/1/04 @ 102), 8.000% due 10/1/12 (f)                              1,363,370


                       See Notes to Financial Statements.

               4 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report


SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               SEPTEMBER 30, 2003
   FACE
  AMOUNT    RATING(a)                  SECURITY                                                     VALUE
=========================================================================================================
HOSPITAL -- 25.8% (CONTINUED)
$  860,000   AAA    Bradford County Health Facilities Authority Revenue, (Santa Fe
                      Health Care Facilities Project), 6.050% due 11/15/16 (d)                 $1,031,321
   705,000   AAA    Cape Coral Health Facilities Authority, Hospital Revenue, (Cape
                      Coral Medical Center Project), 8.125% due 11/1/08 (d)                       817,997
   595,000   Aaa*   Collier County Health Facilities Authority Revenue,
                      11.000% due 12/1/10 (d)                                                     797,264
                    Dade County IDR:
 3,030,000   NR       Miami Cerebral Palsy Services Project, 8.000% due 12/1/07 (c)             3,096,963
 2,355,000   AAA      Susanna Wesley Health Center, Series A, FHA-Insured,
                      6.625% due 7/1/30 (c)                                                     2,479,391
   995,000   AAA    Dunedin Health Facilities Authority Revenue, Mease Hospital Inc.,
                      7.600% due 10/1/08 (d)                                                    1,139,275
 2,000,000   Aaa*   Escambia County Health Facilities Authority Revenue, Florida
                      Health Care Facility Loan, VHA Program, AMBAC-Insured,
                      5.950% due 7/1/20 (c)                                                     2,242,740
 3,000,000   A      Highlands County Health Facilities Authority Revenue,
                      Hospital-Adventis, (Sunbelt-Inc. Project), Series A,
                      6.000% due 11/15/31                                                       3,170,730
 1,775,000   NR     Homestead IDR, Community Rehabilitation Providers Program,
                      Series A, 7.950% due 11/1/18                                              1,812,559
 3,000,000   AA     Jacksonville Economic Development Health Care Facilities Revenue,
                      Mayo Clinic Jacksonville, Series A, 5.500% due 11/15/36                   3,133,140
   310,000   AAA    Jacksonville Health Facilities Authority, Hospital Revenue, (University
                      Medical Center Inc. Project), CONNIE LEE-Insured,
                      6.600% due 2/1/21                                                           313,798
 2,490,000   NR     Lee Memorial Health System Board of Directors, Florida Hospital
                      Revenue, FSA-Insured, 10.140% due 4/1/10 (g)                              3,283,414
    45,000   AAA    Martin Memorial Hospital Association Inc., Stuart Revenue,
                      8.000% due 10/1/08 (d)                                                       51,960
 1,000,000   BB     Miami Beach Health Facilities Authority, Hospital Revenue, (Mt. Sinai
                      Medical Center Project), Series A, 6.800% due 11/15/31                      937,140
                    Orange County Florida Health Facilities Authority Revenue Bonds:
 3,000,000   A        Adventist Health Systems, 6.500% due 11/15/30                             3,289,500
 2,000,000   NR       First Mortgage Healthcare Facilities, 9.000% due 7/1/31                   2,011,080
                      Orlando Regional Healthcare System:
 2,000,000   A2*       5.750% due 12/1/32                                                       2,054,260
 1,000,000   A2*       Series E, 6.000% due 10/1/26                                             1,041,810
 3,495,000   AAA      Southern Adventist Hospital, 8.750% due 10/1/09 (d)                       4,191,868
 2,990,000   AAA    Palm Beach County Health Facilities Authority Revenue, (John F.
                      Kennedy Memorial Hospital Inc. Project), Series C,
                      9.500% due 8/1/13 (d)                                                     4,030,490
 2,000,000   A1*    Pinellas County Health Facilities Authority Revenue, Baycare Health
                      System, 5.500% due 11/15/33                                               2,034,220


                       See Notes to Financial Statements.

               5 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               SEPTEMBER 30, 2003
   FACE
  AMOUNT    RATING(a)                   SECURITY                                                    VALUE
=========================================================================================================
HOSPITAL -- 25.8% (CONTINUED)
                    Sarasota County Public Hospital Board Revenue, Sarasota
                      Memorial Hospital, Series B, MBIA-Insured:
$5,000,000   AAA        5.250% due 7/1/24                                                     $ 5,354,650
 3,485,000   AAA        5.500% due 7/1/28                                                       3,835,800
 2,000,000   A2*    South Lake County Hospital District Revenue, South Lake Hospital
                      Inc., Orlando Regional Healthcare, 6.000% due 10/1/22                     2,079,740
                    West Orange Healthcare District Revenue, Series A:
 2,000,000   A-       5.650% due 2/1/22                                                         2,039,720
 2,000,000   A-       5.800% due 2/1/31                                                         2,023,500
---------------------------------------------------------------------------------------------------------
                                                                                               59,657,700
---------------------------------------------------------------------------------------------------------
HOUSING: MULTI-FAMILY -- 6.9%
   355,000   AAA    Clearwater MFH Revenue, (Drew Gardens Project), Series A,
                      FHA-Insured, 6.500% due 10/1/25                                             360,205
                    Florida HFA:
 1,085,000   AAA      Antigue Club Apartments, Series A-1, AMBAC-Insured,
                        6.750% due 8/1/14                                                       1,135,920
 2,900,000   BBB+     Sr. Lien, Series I-1, 6.625% due 7/1/28 (b)(c)                            2,990,277
 2,400,000   A        Sunset Place, Series K-1, 6.000% due 10/1/19 (c)                          2,500,392
 1,000,000   BBB      The Vineyards Project, Series H, 6.500% due 11/1/25 (c)                   1,042,810
                    Florida Housing Finance Corporate Revenue:
 1,500,000   NR       Augustine Club Apartment, Series D, MBIA-Insured,
                        5.750% due 10/1/30 (c)                                                  1,566,330
   980,000   Ba2*     Series D-2, 8.250% due 10/1/30                                              952,000
 1,495,000   AAA    Lee County HFA, MFH Revenue, (Brittany Phase II Project), Series A,
                      FNMA-Collateralized, 6.100% due 12/1/32                                   1,598,708
 1,000,000   AAA    Oceanside Housing Development Corp., MFH Mortgage Revenue,
                      FHA-Insured, 6.875% due 2/1/20                                            1,001,550
 2,065,000   Aaa*   Orange County HFA, MFH Revenue, RHA/Affordable Housing III,
                      Series A, MBIA-Insured, 6.200% due 7/1/20                                 2,251,098
   500,000   A      Pasco County HFA, Multi-Family Revenue, (Pasco Woods Apartments
                     Project), Series A, 5.700% due 8/1/19 (b)                                    522,150
---------------------------------------------------------------------------------------------------------
                                                                                               15,921,440
---------------------------------------------------------------------------------------------------------
HOUSING: SINGLE-FAMILY -- 2.2%
   855,000   Aaa*   Brevard County HFA, Single-Family Mortgage Revenue,
                      FNMA/GNMA-Collateralized, 6.400% due 9/1/23 (b)                             884,882
                    Dade County HFA, Series A, FNMA/GNMA-Collateralized:
   570,000   Aaa*     Home Ownership Mortage Revenue, 6.375% due 4/13/33 (b)                      594,350
 1,255,000   AAA      Single-Family Mortgage Revenue, 6.700% due 4/1/28 (b)                     1,304,234
  295,000    Aaa*   Duval County HFA, Single-Family Mortgage Revenue,
                      GNMA-Collateralized, 6.700% due 10/1/26 (b)(c)                              304,317
   540,000   AAA    Florida HFA, Single-Family Mortgage, Series B,
                     FNMA/GNMA-Collateralized, 6.650% due 7/1/26 (b)(c)                           555,503



                       See Notes to Financial Statements.

               6 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               SEPTEMBER 30, 2003
   FACE
  AMOUNT    RATING(a)                   SECURITY                                                    VALUE
=========================================================================================================
HOUSING: SINGLE-FAMILY -- 2.2% (CONTINUED)
  $200,000   AAA    Leon County HFA, Single-Family Mortgage Revenue, Multi-County
                      Program, Series B, FHLMC/GNMA-Collateralized,
                      7.300% due 1/1/28 (b)                                                     $ 218,588
   870,000   Aaa*   Pinnellas County HFA, Single-Family Mortgage Revenue,
                      FNMA/GNMA-Collateralized, 6.550% due 8/1/27 (b)                             895,778
   285,000   AAA    Virgin Islands HFA, Single-Family Mortgage Revenue, Series A,
                      GNMA-Collateralized, 6.500% due 3/1/25 (b)                                  294,870
---------------------------------------------------------------------------------------------------------
                                                                                                5,052,522
---------------------------------------------------------------------------------------------------------
INDUSTRIAL DEVELOPMENT -- 2.5%
 4,000,000   NR     Hillsborough County IDA, Exempt Facility Revenue, National
                      Gypsum, Series A, 7.125% due 4/1/30                                       4,121,800
 1,000,000   NR     Orlando Florida Urban Community Development District,
                      Series A, 6.950% due 5/1/33                                               1,042,430
   551,000   AAA    Osceola County IDA Revenue, Community Provider Pooled
                     Loan Program, Series A, FSA-Insured, 7.750% due 7/1/10                       552,813
---------------------------------------------------------------------------------------------------------
                                                                                                5,717,043
---------------------------------------------------------------------------------------------------------
LIFECARE SYSTEMS -- 0.4%
                    Jacksonville Health Facilities Authority, Hospital Revenue,
                      National Benevolent Association, IDR, Cypress Hill Village
                      Program:
   495,000   B3*        6.250% due 12/1/26                                                        298,510
 1,175,000   B3*        7.100% due 3/1/30                                                         708,525
---------------------------------------------------------------------------------------------------------
                                                                                                1,007,035
---------------------------------------------------------------------------------------------------------
MISCELLANEOUS -- 11.3%
 1,970,000   NR     Bonita Springs Vasari Capital Improvement, Series A,
                      6.950% due 5/1/32                                                         2,051,203
 2,000,000   NR     Bonnet Creek Resort Community Development District,
                      Florida Special Assessment, 7.375% due 5/1/34                             2,076,980
                    Capital Region Community Development District Revenue,
                      Capital Improvement, Series A-2:
   980,000   NR         6.850% due 5/1/31                                                       1,018,524
   990,000   NR         6.700% due 5/1/32                                                       1,024,561
 2,000,000   NR     Century Parc Community Development District, Florida Special
                      Assessment, 7.000% due 11/1/31                                            2,057,340
 2,000,000   NR     Colonial Country Club Community Development District, Capital
                      Improvement Revenue, 6.400% due 5/1/33 (c)                                2,030,560
   595,000   AAA    Escambia County Capital Improvement Revenue, MBIA-Insured,
                      11.000% due 1/1/07 (d)                                                      695,186
   225,000   AAA    Fort Myers Improvement Revenue, AMBAC-Insured,
                      10.375% due 10/1/13 (d)                                                     316,510
 1,000,000   NR     Islands at Doral Community Development, Florida Special
                      Assessment, 6.375% due 5/1/35                                             1,018,410
   350,000   AAA    Lee County Capital Bonds, MBIA-Insured, 9.500% due 10/1/05 (d)                377,507



                       See Notes to Financial Statements.

               7 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               SEPTEMBER 30, 2003
   FACE
  AMOUNT    RATING(a)                    SECURITY                                                   VALUE
=========================================================================================================
MISCELLANEOUS -- 11.3% (CONTINUED)
$3,615,000   NR     Mediterra North Community Development District, Capital
                      Improvement Revenue, 6.800% due 5/1/31                                  $ 3,721,570
 1,200,000   AAA    North Springs Improvement District, MBIA-Insured,
                      7.000% due 10/1/09                                                        1,489,824
 2,490,000   NR     Panther Trace Florida Community Development District, Special
                      Assessment, Series A, 7.250% due 5/1/33                                   2,553,644
 2,500,000   AAA    Port Palm Beach District Revenue, Capital Appreciation, Series A,
                      MBIA-Insured, zero coupon due 9/1/21                                        926,775
 1,000,000   NR     Renaissance Community Development District, Florida Capital
                      Improvement Revenue, Series A, 7.000% due 5/1/33                          1,049,150
 2,455,000   NR     Reunion East Community Development District, Florida Special
                      Assessment, Series A, 7.375% due 5/1/33                                   2,544,239
    25,000   AAA    Tallahassee Capital Improvement Revenue, AMBAC-Insured,
                      9.250% due 11/15/07                                                          29,320
 1,135,000   NR     Waterchase Community Development District, Capital Improvement
                     Revenue, 6.700% due 5/1/32                                                 1,162,388
---------------------------------------------------------------------------------------------------------
                                                                                               26,143,691
---------------------------------------------------------------------------------------------------------
POLLUTION CONTROL -- 2.4%
                    Escambia County PCR, (Champion International Corp. Project):
   500,000   BBB      6.950% due 11/1/07 (c)                                                       506,600
 3,500,000   BBB      6.900% due 8/1/22 (b)(c)                                                   3,651,375
 1,390,000   BB+    Putnam County Development Authority, PCR, Georgia Pacific
                      Corp. 1984, 7.000% due 12/1/05                                             1,403,872
---------------------------------------------------------------------------------------------------------
                                                                                                5,561,847
---------------------------------------------------------------------------------------------------------
PUBLIC FACILITIES -- 2.4%
    85,000   AAA    Dade County Special Obligation, (Miami Beach Convention
                      Center Project), 8.625% due 12/1/07 (c)                                      99,232
                    Florida Municipal Loan Council Revenue, MBIA-Insured:
 1,625,000   AAA      5.250% due 11/1/18                                                        1,792,261
 1,805,000   AAA      Series C, 5.250% due 11/1/20                                              1,963,425
                    Tampa Sports Authority Revenue, (Tampa Bay Arena Project),
                      MBIA-Insured:
   500,000   AAA        6.050% due 10/1/20                                                        609,505
 1,000,000   AAA        6.100% due 10/1/26                                                      1,198,690
---------------------------------------------------------------------------------------------------------
                                                                                                5,663,113
---------------------------------------------------------------------------------------------------------
TAX ALLOCATION -- 3.9%
    15,000   AAA    Lauderhill Florida Sales Tax Revenue, AMBAC-Insured,
                      9.500% due 10/1/04                                                           15,608
 1,000,000   BBB    Miami Beach Redevelopment Agency Tax Increment Revenue, City
                      Center-Historic Convention, Series B, 6.350% due 12/1/22                  1,072,780
 1,000,000   AAA    Orlando Florida Community Redevelopment Agency, Tax Increment
                     Revenue, 5.125% due 4/1/21                                                 1,055,270



                       See Notes to Financial Statements.

               8 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               SEPTEMBER 30, 2003
   FACE
  AMOUNT    RATING(a)                    SECURITY                                                   VALUE
=========================================================================================================
TAX ALLOCATION -- 3.9% (continued)
$1,505,000   NR     Rivercrest Community Development District, Special Assessment
                      Revenue, 7.000% due 5/1/32                                              $ 1,573,177
 1,000,000   NR     Sumter Landing Community Development District, Florida Special
                      Assessment Revenue, 6.875% due 5/1/23                                     1,016,440
                    Tampa Utility Tax & Special Revenue, Series A, AMBAC-Insured:
 2,990,000   AAA      5.250% due 10/1/19                                                        3,267,233
 1,000,000   AAA      5.250% due 10/1/21                                                        1,076,520
---------------------------------------------------------------------------------------------------------
                                                                                                9,077,028
---------------------------------------------------------------------------------------------------------
TOBACCO -- 1.2%
 2,365,000   AAA    Tampa Guaranteed Entitlement Revenue, MBIA-Insured,
                      9.750% due 10/1/08 (d)                                                    2,847,034
---------------------------------------------------------------------------------------------------------
TRANSPORTATION -- 6.4%
 2,000,000   NR     Capital Travel Agency Revenue, Seminole Tribe Convention,
                      Series A, 8.950% due 10/1/33                                              2,221,800
 1,050,000   AAA    Florida State Broward County, 10.000% due 7/1/14 (c)                        1,550,052
                    Guam Airport Authority Revenue:
   750,000   BBB-     Series A, 6.500% due 10/1/23                                                768,975
 1,000,000   BBB-     Series B, 6.600% due 10/1/10 (b)                                          1,025,500
   500,000   B      Hillsborough County Aviation Authority Revenue, Special Purpose,
                      (Delta Airlines Project), 6.800% due 1/1/24                                 412,230
                    Lee County Southwest Regional Airport Revenue, MBIA-Insured:
   900,000   AAA      8.625% due 10/1/09 (d)                                                    1,077,039
 1,025,000   AAA      9.625% due 10/1/09 (d)                                                    1,261,775
 1,000,000   Aaa*   Polk County Transportation Improvement Revenue,
                      5.250% due 12/1/22                                                        1,057,690
                    Sanford Airport Authority, IDR, (Central Florida Terminals Inc. Project):
                      Series A:
 1,000,000   NR         7.500% due 5/1/15 (b)                                                     930,600
 2,000,000   NR         7.750% due 5/1/21 (b)                                                   1,847,100
   645,000   NR       Series C, 7.500% due 5/1/21 (b)                                             581,210
                    Santa Rosa Bay Bridge Authority Revenue:
 1,085,000   B1*        6.250% due 7/1/28                                                         662,761
 5,000,000   B1*    Capital Appreciation, zero coupon due 7/1/17                                1,012,950
   220,000   AAA    West Palm Beach IDR, AMBAC-Insured, 11.375% due 6/1/11 (d)                    302,982
---------------------------------------------------------------------------------------------------------
                                                                                               14,712,664
---------------------------------------------------------------------------------------------------------
UTILITIES -- 10.9%
 3,000,000   AAA    Escambia County Utility System Authority, Revenue Bonds,
                      Series B, FGIC-Insured, 6.250% due 1/1/15 (c)                             3,673,470
                    Gainesville Utilities System Revenue:
 2,025,000   AAA      8.125% due 10/1/14 (d)                                                    2,563,792
 1,075,000   AA       5.250% due 10/1/22                                                        1,148,250
 1,350,000   AAA    Guam Power Authority Revenue, Series A, (Call 1/1/04 @ 102),
                      6.750% due 10/1/24 (f)                                                    1,454,774
 1,125,000   AAA    Hillsborough County Utility Revenue, 9.875% due 12/1/11 (d)                 1,482,446

                       See Notes to Financial Statements.



               9 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               SEPTEMBER 30, 2003
   FACE
  AMOUNT    RATING(a)                    SECURITY                                                   VALUE
=========================================================================================================
UTILITIES -- 10.9% (continued)
$  285,000   AAA    Key West Utility Board Electric Revenue, 9.750% due 10/1/13 (d)            $  387,192
 2,500,000   Aa1*   Orlando Utilities Community Water & Electricity Revenue,
                      5.250% due 10/1/19                                                        2,712,350
 2,025,000   Aaa*   Polk County Utilities System Revenue, FGIC-Insured,
                      5.000% due 10/1/24                                                        2,076,253
 3,000,000   AAA    Puerto Rico Electric Power Authority Revenue, 5.375% due 7/1/19             3,336,990
                    Sunrise Utility System Revenue Refunding:
 2,000,000   AAA      5.000% due 10/1/28                                                        2,061,860
 3,000,000   AAA      AMBAC-Insured, 5.200% due 10/1/22                                         3,244,260
 1,000,000   AAA    Village Center Community Development, Utility Revenue Bonds,
                      MBIA-Insured, 5.250% due 10/1/23                                          1,055,600
---------------------------------------------------------------------------------------------------------
                                                                                               25,197,237
---------------------------------------------------------------------------------------------------------
WATER & SEWER -- 5.9%
   130,000   AAA    Collier County Water Revenue, AMBAC-Insured,
                      8.875% due 5/1/12 (c)(d)                                                    168,540
   640,000   AAA    Miramar Wastewater Improvement Authority, FGIC-Insured,
                      (Call 10/1/04 @ 101), 6.750% due 10/1/16 (f)                                683,328
   500,000   NR     Northern Palm Beach County Water Control District, Unit
                      Development No. 31, Program 1, 6.750% due 11/1/07                           510,530
 1,285,000   AAA    Palm Beach County Solid Waste Authority Revenue, MBIA-Insured,
                      10.000% due 12/1/04 (d)(e)                                                1,357,268
 2,320,000   NR     Port St. Lucia Special Assesment Revenue, South Lennard,
                      Series A, 7.125% due 9/1/21                                               2,368,024
 1,385,000   AAA    Puerto Rico Commonwealth Aqueduct & Sewer Authority
                      Revenue, 10.250% due 7/1/09 (d)                                           1,740,100
   120,000   AAA    Tamarac Water & Sewer Utility Revenue, AMBAC-Insured,
                      9.250% due 10/1/10 (d)                                                      150,799
 2,000,000   AAA    Tampa Water & Sewer System Revenue Refunding,
                      (Call 10/1/10 @ 100), 6.900% due 10/1/16                                  2,485,920
 3,070,000   AAA    West Coast Regional Water Supply Authority, Capital Improvement
                      Revenue, 10.400% due 10/1/13 (c)(f)                                       4,238,750
---------------------------------------------------------------------------------------------------------
                                                                                               13,703,259
---------------------------------------------------------------------------------------------------------
                    TOTAL INVESTMENTS -- 100.0%
                    (Cost -- $221,674,045**)                                                 $231,359,923
=========================================================================================================

(a)  All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors
     Service.
(b)  Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(c)  All or a portion of this security is segregated for open futures contracts commitments (Note 6).
(d)  Bonds are escrowed to maturity with U.S. government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(e)  All or a portion of this security is held as collateral for open futures contracts commitments (Note 6).
(f)  Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(g)  Residual interest bonds - coupon varies inversely with level of short-term tax-exempt interest rates.
**   Aggregate cost for Federal income tax purposes is substantially the same.

     See pages 11 and 12 for definitions of ratings and certain abbreviations.



                       See Notes to Financial Statements.

              10 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

BOND RATINGS (UNAUDITED)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's")-- Ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA     --  Bonds rated "AAA" have the highest rating assigned by Standard &
            Poor's. Capacity to pay interest and repay principal is extremely strong.

AA      --  Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A       --  Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB     --  Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB      --  Bonds rated "BB" and "B" are regarded, on balance, as predominantly
and B       speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.
            "BB" indicates the lowest degree of speculation and "B" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service ("Moody's")-- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "B", where 1 is the highest and 3 the lowest-rating within its generic category.

Aaa     --  Bonds rated "Aaa" are judged to be of the best  quality.  They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa      --  Bonds rated "Aa" are judged to be of high quality by all standards.
            Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A       --  Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa     --  Bonds rated "Baa" are considered as medium grade obligations,
            i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba      --  Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.
            Uncertainty of position characterizes in this class.

B       --  Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payment or of maintenance of other terms of the contract over any long period of time may be small.

              11 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

Fitch Ratings ("Fitch") -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standings within the major ratings categories.


AA      --  Bonds rated "AA" are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is very strong.

A       --  Bonds rated "A" are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt or preferred securities with higher ratings.

BBB     --  Bonds rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate.
            Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

NR      --  Indicates that the bond is not rated by Standard & Poor's, Moody's or Fitch.

SHORT-TERM SECURITY RATINGS (UNAUDITED)

SP-1    --  Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus
            (+) sign.

A-1     --  Standard & Poor's highest commercial paper and variable rate demand obligation (VRDO) rating indicating that the degree of safely regarding timely payment is either overwhelming or very strong;
            those issues determined to possess overwhelming safety characteristics are denoted with a (+) sign.

VMIG 1  --  Moody's highest rating for issues having demand feature -- VRDO.

P-1     --  Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

ABBREVIATIONS* (UNAUDITED)

ACA     --  American Capital Assurance
AIG     --  American International Guaranty
AMBAC   --  American Municipal Bond
            Assurance Corporation
CONNIE  --  College Construction Loan
  LEE       Insurance Association
COP     --  Certificate of Participation
FGIC    --  Financial Guaranty Insurance
            Company
FHA     --  Federal Housing Administration
FHLMC   --  Federal Home Loan Mortgage
            Corporation
FNMA    --  Federal National Mortgage
            Association
FSA     --  Financial Security Assurance
GEMICO  --  General Electric Mortgage
            Insurance Company
GIC     --  Guaranteed Investment Contract
GNMA    --  Government National Mortgage
            Association
GO      --  General Obligation
HFA     --  Housing Finance Authority
IDA     --  Industrial Development Agency
IDR     --  Industrial Development Revenue
INFLOS  --  Inverse Floaters
LOC     --  Letter of Credit
MBIA    --  Municipal Bond Investors
            Assurance Corporation
MFH     --  Multi-Family Housing
PCFA    --  Pollution Control Financing
            Authority
PCR     --  Pollution Control Revenue
RIBS    --  Residual Interest Bonds
VRDD    --  Variable Rate Demand Note
VRWE    --  Variable Rate Wednesday
            Demand
XLCA    --  XLCapital Assurance

------------
* Abbreviations may or may not appear on the schedule of investments.


              12 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)               SEPTEMBER 30, 2003

ASSETS:
  Investments, at value (Cost -- $221,674,045)                    $ 231,359,923
  Cash                                                                  285,115
  Interest receivable                                                 5,294,401
  Receivable for securities sold                                      3,112,500
  Receivable for Fund shares sold                                       431,757
--------------------------------------------------------------------------------
  TOTAL ASSETS                                                      240,483,696
--------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                                    1,085,552
  Payable to broker-- variation margin                                  860,938
  Management fee payable                                                 97,649
  Payable for Fund shares reacquired                                     65,141
  Distribution plan fees payable                                         23,379
  Accrued expenses                                                      109,790
--------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                   2,242,449
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                   $238,241,247
================================================================================
NET ASSETS:
  Par value of shares of beneficial interest                       $     17,961
  Capital paid in excess of par value                               232,481,815
  Undistributed net investment income                                   130,011
  Accumulated net realized loss from investment transactions
  and futures contracts                                              (1,743,950)
  Net unrealized appreciation of investments and futures contracts    7,355,410
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                   $238,241,247
================================================================================
SHARES OUTSTANDING:
  Class A                                                            12,756,245
  ------------------------------------------------------------------------------
  Class B                                                             3,702,526
  ------------------------------------------------------------------------------
  Class L                                                             1,501,872
  ------------------------------------------------------------------------------
NET ASSET VALUE:
  Class A (and redemption price)                                         $13.27
  ------------------------------------------------------------------------------
  Class B *                                                              $13.24
  ------------------------------------------------------------------------------
  Class L *                                                              $13.24
  ------------------------------------------------------------------------------
MAXIMUM PUBLIC OFFERING PRICE PER SHARE:
  Class A (net asset value plus 4.17% of net asset value per share)      $13.82
  ------------------------------------------------------------------------------
  Class L (net asset value plus 1.01% of net asset value per share)      $13.37
================================================================================

  *Redemption price is NAV of Class B and L shares reduced by a 4.50% and 1.00% contingent deferred sales charge, respectively, if shares are redeemed within one year from purchase payment (See Note 4).



                       See Notes to Financial Statements.

              13 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

STATEMENT OF OPERATIONS (UNAUDITED)

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003

INVESTMENT INCOME:
  Interest                                                         $  7,007,979
--------------------------------------------------------------------------------
EXPENSES:
  Management fee (Note 4)                                               602,359
  Distribution plan fees (Note 7)                                       364,020
  Shareholder servicing fees (Note 7)                                    37,149
  Custody                                                                36,966
  Audit and legal                                                        27,450
  Shareholder communications (Note 7)                                    17,202
  Registration fees                                                      11,895
  Trustees' fees                                                            915
  Other                                                                   6,588
--------------------------------------------------------------------------------
  TOTAL EXPENSES                                                      1,104,544
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 5,903,435
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 5 AND 6):
  Realized Gain (Loss) From:
    Investment transactions                                            (554,382)
    Futures contracts                                                 2,128,730
--------------------------------------------------------------------------------
  NET REALIZED GAIN                                                   1,574,348
--------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments and Futures Contracts:
    Beginning of period                                              10,292,876
    End of period                                                     7,355,410
  DECREASE IN NET UNREALIZED APPRECIATION                            (2,937,466)
--------------------------------------------------------------------------------
NET LOSS ON INVESTMENTS AND FUTURES CONTRACTS                        (1,363,118)
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                             $  4,540,317
================================================================================


                       See Notes to Financial Statements.

              14 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)
AND THE YEAR ENDED MARCH 31, 2003

                                                  SEPTEMBER 30       MARCH 31
================================================================================
OPERATIONS:
  Net investment income                          $  5,903,435      $ 12,294,800
  Net realized gain (loss)                          1,574,348        (2,274,196)
  Increase (decrease) in net unrealized
    appreciation                                   (2,937,466)        7,248,193
--------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM OPERATIONS            4,540,317        17,268,797
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTES 3 AND 8):
  Net investment income                            (6,115,845)      (12,093,772)
--------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS                  (6,115,845)      (12,093,772)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares                 21,283,257        45,972,267
  Net asset value of shares issued for
    reinvestment of dividends                       2,241,224         4,953,617
  Cost of shares reacquired                       (23,677,223)      (49,610,782)
--------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    FUND SHARE TRANSACTIONS                          (152,742)        1,315,102
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                  (1,728,270)        6,490,127
NET ASSETS:
  Beginning of period                             239,969,517       233,479,390
--------------------------------------------------------------------------------
  END OF PERIOD*                                 $238,241,247      $239,969,517
================================================================================
* Includes undistributed net investment income of:   $130,011          $342,421
================================================================================


                       See Notes to Financial Statements.

              15 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. Significant Accounting Policies

The Florida Portfolio ("Fund"), a separate investment fund of the Smith Barney Muni Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Trust consists of this Fund and eight other separate investment funds: Georgia, Limited Term, National, New York, Pennsylvania, New York Money Market, California Money Market and Massachusetts Money Market Portfolios. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities for which market quotations are not available will be valued in good faith at fair market value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal Income and excise taxes; (j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic

              16 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Fund Concentration

Since the Fund invests primarily in obligations of issuers within Florida, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Florida.

3. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

It is the Fund's policy to distribute dividends monthly. Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

4. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.50% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended September 30, 2003, the Fund paid transfer agent fees of $20,562 to CTB.

Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor.


              17 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

There are maximum initial sales charges of 4.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In addition, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended September 30, 2003, CGM received sales charges of approximately $103,000 and $8,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the six months ended September 30, 2003, CDSCs paid to CGM were approximately:

                                                            Class B     Class L
================================================================================
CDSCs                                                       $28,000      $1,000
================================================================================


All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

5. Investments

During the six months ended September 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

================================================================================
Purchases                                                           $37,540,932
--------------------------------------------------------------------------------
Sales                                                                39,081,557
================================================================================

At September 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                       $12,065,464
Gross unrealized depreciation                                        (2,379,586)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $ 9,685,878
================================================================================


              18 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

6. Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At September 30, 2003, the Fund had the following open futures contracts:

                      NUMBER OF                   BASIS        MARKET      UNREALIZED
                      CONTRACTS   EXPIRATION      VALUE         VALUE         LOSS
=======================================================================================
CONTRACTS TO SELL:
20 Year, 6.000%
  U.S. Treasury Bond      475        12/03     $50,943,750   $53,274,218   $(2,330,468)
=======================================================================================


7. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and L shares calculated at the annual rates of 0.50% and 0.55% of the average daily net assets of each class, respectively. For the six months ended September 30, 2003, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                                CLASS A     CLASS B     CLASS L
================================================================================
Rule 12b-1 Distribution Plan Fees              $127,209    $167,031     $69,780
================================================================================


              19 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

For the six months ended September 30, 2003, total Shareholder Servicing fees were as follows:

                                                CLASS A     CLASS B     CLASS L
================================================================================
Shareholder Servicing Fees                      $18,300      $9,150      $9,699
================================================================================


For the six months ended September 30, 2003, total Shareholder Communication expenses were as follows:

                                                CLASS A     CLASS B     CLASS L
================================================================================
Shareholder Communication Expenses              $10,431      $4,758      $2,013
================================================================================



8. Distributions Paid to Shareholders by Class

                                SIX MONTHS ENDED                 YEAR ENDED
                               SEPTEMBER 30, 2003              MARCH 31, 2003
================================================================================
NET INVESTMENT INCOME
Class A                            $4,423,247                   $ 8,689,550
Class B                             1,222,202                     2,512,386
Class L                               470,396                       891,836
--------------------------------------------------------------------------------
Total                              $6,115,845                   $12,093,772
================================================================================


9. Shares of Beneficial Interest

At September 30, 2003, the Trust had an unlimited amount of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses related to the distribution of its shares.

Transactions in shares of each class were as follows:

                              SIX MONTHS ENDED                YEAR ENDED
                             SEPTEMBER 30, 2003             MARCH 31, 2003
                         -------------------------    --------------------------
                            SHARES        AMOUNT         SHARES        AMOUNT
================================================================================
CLASS A
Shares sold               1,199,865   $ 16,027,251     2,349,032   $ 31,446,574
Shares issued
  on reinvestment           115,395      1,537,498       259,757      3,468,197
Shares reacquired        (1,078,634)   (14,405,324)   (2,646,431)   (35,343,749)
--------------------------------------------------------------------------------
Net Increase (Decrease)     236,626   $  3,159,425       (37,642)  $   (428,978)
================================================================================


              20 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

                              SIX MONTHS ENDED                 YEAR ENDED
                             SEPTEMBER 30, 2003              MARCH 31, 2003
                         -------------------------    --------------------------
                            SHARES        AMOUNT         SHARES        AMOUNT
================================================================================
CLASS B
Shares sold                 314,340    $ 4,199,451       750,719   $ 10,037,350
Shares issued
  on reinvestment            35,352        470,023        78,035      1,039,809
Shares reacquired          (623,432)    (8,291,149)     (856,835)   (11,407,392)
--------------------------------------------------------------------------------
Net Decrease               (273,740)   $(3,621,675)      (28,081)  $   (330,233)
================================================================================

CLASS L
Shares sold                  79,264     $1,056,555       334,559   $  4,488,343
Shares issued
  on reinvestment            17,590        233,703        33,436        445,611
Shares reacquired           (73,958)      (980,750)     (214,363)    (2,859,641)
--------------------------------------------------------------------------------
Net Increase                 22,896     $  309,508       153,632   $  2,074,313
================================================================================


10. Subsequent Event

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.



              21 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

              22 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

FINANCIAL HIGHLIGHTS

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
CLASS A SHARES                        2003(1)(2)  2003(2)    2002(2)    2001(2)   2000(2)   1999(2)
===================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD   $13.36     $13.06     $13.34     $12.70    $13.70    $13.74
---------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income(3)              0.34       0.71       0.71       0.69      0.69      0.69
   Net realized and unrealized
     gain (loss)(3)                     (0.08)      0.29      (0.29)      0.65     (1.01)     0.06
---------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations      0.26       1.00       0.42       1.34     (0.32)     0.75
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                (0.35)     (0.70)     (0.70)     (0.70)    (0.68)    (0.69)
   In excess of net investment income      --         --         --         --        --     (0.01)
   Net realized gains                      --         --         --         --        --     (0.09)
---------------------------------------------------------------------------------------------------
Total Distributions                     (0.35)     (0.70)     (0.70)     (0.70)    (0.68)    (0.79)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $13.27     $13.36     $13.06     $13.34    $12.70    $13.70
---------------------------------------------------------------------------------------------------
TOTAL RETURN                             1.95%++    7.76%      3.15%     10.83%   (2.25)%     5.56%
---------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (MILLIONS)     $169       $167       $164       $162      $151      $160
---------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses(4)                           0.75%+     0.72%      0.72%      0.73%     0.74%     0.73%
   Net investment income(3)              5.04+      5.30       5.27       5.36      5.32      4.99
---------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                    16%        45%        41%        27%       56%       43%
===================================================================================================
(1)  For the six months ended September 30, 2003 (unaudited).
(2)  Per share amounts have been calculated using the monthly average shares method.
(3)  Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts.
     Without the adoption of this change, for the year ended March 31, 2002, the change to net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets was less than $0.01,
     $0.01 and 0.01%, respectively. Per share information, ratios and supplemental data for periods prior to April 1, 2001 have not been restated
     to reflect this change in presentation.
(4)  As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.85%.
++   Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.


              23 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

FINANCIAL HIGHLIGHTS (CONTINUED)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
CLASS B SHARES                        2003(1)(2)  2003(2)    2002(2)    2001(2)   2000(2)   1999(2)
===================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD   $13.33     $13.04     $13.32     $12.70    $13.69    $13.73
---------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income(3)              0.30       0.64       0.64       0.62      0.62      0.62
   Net realized and unrealized
     gain (loss)(3)                     (0.07)      0.28      (0.29)      0.63     (1.00)     0.06
---------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations      0.23       0.92       0.35       1.25     (0.38)     0.68
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                (0.32)     (0.63)     (0.63)     (0.63)    (0.61)    (0.62)
   In excess of net investment income      --         --         --         --        --     (0.01)
   Net realized gains                      --         --         --         --        --     (0.09)
---------------------------------------------------------------------------------------------------
Total Distributions                     (0.32)     (0.63)     (0.63)     (0.63)    (0.61)    (0.72)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $13.24     $13.33     $13.04     $13.32    $12.70    $13.69
---------------------------------------------------------------------------------------------------
TOTAL RETURN                            1.72%++     7.19%      2.67%     10.14%    (2.70)%    5.01%
---------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (MILLIONS)      $49        $53        $52        $53       $59       $66
---------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses(4)                           1.27%+     1.24%      1.22%      1.25%     1.26%     1.24%
   Net investment income(3)              4.52+      4.79       4.76       4.84      4.80      4.48
---------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                    16%        45%        41%        27%       56%       43%
===================================================================================================

(1)  For the six months ended September 30, 2003 (unaudited).
(2)  Per share amounts have been calculated using the monthly average shares method.
(3)  Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts.
     Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 4.77%.
     Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
(4)  As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.35%.
++   Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

              24 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

FINANCIAL HIGHLIGHTS (CONTINUED)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
CLASS L SHARES                      2003(1)(2)    2003(2)    2002(2)    2001(2)   2000(2) 1999(2)(3)
===================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD   $13.33     $13.04     $13.33     $12.70    $13.69    $13.74
---------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income(4)              0.29       0.63       0.63       0.61      0.61      0.61
   Net realized and unrealized
     gain (loss)(4)                     (0.07)      0.29      (0.29)      0.65     (1.00)     0.05
---------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations      0.22       0.92       0.34       1.26     (0.39)     0.66
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                (0.31)     (0.63)     (0.63)     (0.63)    (0.60)    (0.61)
   In excess of net investment income      --         --         --         --        --     (0.01)
   Net realized gains                      --         --         --         --        --     (0.09)
---------------------------------------------------------------------------------------------------
Total Distributions                     (0.31)     (0.63)     (0.63)     (0.63)    (0.60)    (0.71)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $13.24     $13.33     $13.04     $13.33    $12.70    $13.69
---------------------------------------------------------------------------------------------------
TOTAL RETURN                             1.69%++    7.14%      2.55%     10.16%    (2.78)%    4.87%
---------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (MILLIONS)      $20        $20        $17        $14       $13       $12
---------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Expenses(5)                          1.38%+     1.30%      1.28%      1.31%     1.32%     1.31%
    Net investment income(4)             4.41+      4.73       4.72       4.78      4.74      4.41
---------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                    16%        45%        41%        27%       56%       43%
===================================================================================================

(1)  For the six months ended September 30, 2003 (unaudited).
(2)  Per share amounts have been calculated using the monthly average shares method.
(3)  On June 12, 1998, Class C shares were renamed as Class L shares.
(4)  Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts.
     Without the adoption of this change, for the year ended March 31, 2002, the change to net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets was less than $0.01,
     $0.01 and 0.01%, respectively. Per share information, ratios and supplemental data for periods prior to April 1, 2001 have not been restated
     to reflect this change in presentation.
(5)  As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.40%.
++   Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

              25 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

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

                      (This page intentionally left blank.)

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

                                  SMITH BARNEY
                                   MUNI FUNDS

   TRUSTEES
   Lee Abraham
   Allan J. Bloostein
   Jane F. Dasher
   Donald R. Foley
   R. Jay Gerken, CFA
     Chairman
   Richard E. Hanson, Jr.
   Paul Hardin
   Roderick C. Rasmussen
   John P. Toolan

   OFFICERS
   R. Jay Gerken, CFA
   President and
   Chief Executive Officer

   Andrew B. Shoup*
   Senior Vice President and
   Chief Administrative Officer

   Richard L. Peteka
   Chief Financial Officer
   and Treasurer

   Peter M. Coffey
   Vice President and
   Investment Officer

   Kaprel Ozsolak
   Controller

   Robert I. Frenkel*
   Secretary and
   Chief Legal Officer



   *As of November 25, 2003.



INVESTMENT MANAGER
Smith Barney Fund
  Management LLC

DISTRIBUTOR
Citigroup Global Markets Inc.

CUSTODIAN
State Street Bank and
  Trust Company

TRANSFER AGENT
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT
PFPC Inc.
P.O. Box 9699
Providence, Rhode Island
02940-9699

SMITH BARNEY MUNI FUNDS

--------------------------------------------------------------------------------

Florida Portfolio

The Fund is a separate investment fund of the Smith Barney Muni Funds, a Massachusetts business trust.

This report is submitted for the general information of the shareholders of Smith Barney Muni Funds -- Florida Portfolio, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after December 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY MUNI FUNDS
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004


For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarneymutualfunds.com

(C)2003 Citigroup Global Markets Inc.
Member NASD, SIPC

FD0787 11/03                                                             03-5678

ITEM 2.  CODE OF ETHICS.

                  Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

                  Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                  Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

                  Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                  Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

          (a)  Not applicable.

          (b)  Attached hereto.

          Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

          Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

SMITH BARNEY MUNI FUNDS

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         SMITH BARNEY MUNI FUNDS

Date:    December 12, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         SMITH BARNEY MUNI FUNDS

Date:    December 12, 2003

By:      /s/ Richard L. Peteka
         Richard L. Peteka
         Chief Financial Officer of
         SMITH BARNEY MUNI FUNDS

Date:    December 12, 2003